Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Other Information Related to Leases

Other information related to leases as of December 31, 2024, and 2023, is as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term
Operating leases	—	0.21 years
Weighted-average discount rate
Operating leases	—	2.85%

Schedule of Future Minimum Rental Payments Required Under the Operating Leases

A reconciliation of current lease liabilities as recognized in the consolidated balance sheets as of December 31, 2024 and December 31, 2023, is as follows:

	December 31, 2024	December 31, 2023
Lease liabilities – current	$—	$12,750
Total future minimum lease payments	—	12,750
Less imputed interest	—	(60)
Total	$—	$12,690